Consolidated Statements of Changes in Equity (Deficit), Net - MXN ($) $ in Thousands	Total	Certificates of Contribution "A" [member]	Mexican Government contributions [member]	Legal Reserve [member]	Accumulated other comprehensive income (loss) [member] Available-for-sale financial assets [member]	Accumulated other comprehensive income (loss) [member] Cumulative currency translation effect [member]	Accumulated other comprehensive income (loss) [member] Actuarial (losses) gains on employee benefits effect [member]	Accumulated deficit [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]
Beginning balance (From prior years [member]) at Dec. 31, 2016								$ (1,471,862,579)
Beginning balance at Dec. 31, 2016	$ (1,233,008,147)	$ 356,544,447	$ 43,730,591	$ 1,002,130	$ (5,564,130)	$ 50,720,022	$ (208,555,333)		$ (1,233,984,852)	$ 976,705
Total comprehensive (loss) income	112,011,816				1,607,739	(10,233,489)		120,702,571	112,076,821	(55,005)
Ending balance (From prior years [member]) at Jun. 30, 2017								(1,471,862,579)
Ending balance at Jun. 30, 2017	(1,120,986,331)	356,544,447	43,730,591	1,002,130	$ (3,956,391)	40,486,533	(208,555,333)	120,702,571	(1,121,908,031)	921,700
Beginning balance at Dec. 31, 2017	(1,502,352,385)
Initial effect by the adoption of IFRS 9 | From prior years [member]								(24,957)
Initial effect by the adoption of IFRS 9	(24,957)								(24,957)
Beginning balance at Dec. 31, 2017	(1,502,352,385)
Total comprehensive (loss) income	(44,457,921)					5,398,118		(49,861,456)	(44,463,338)	5,417
Ending balance (From prior years [member]) at Jun. 30, 2018								(1,752,732,435)
Ending balance at Jun. 30, 2018	(1,546,835,263)	356,544,447	43,730,591	1,002,130		50,031,130	(196,520,194)	(49,861,456)	(1,547,805,787)	970,524
Initial effect by the adoption of IFRS 9	(24,957)
Adjusted balance as of January 1, 2018 | From prior years [member]								$ (1,752,732,435)
Adjusted balance as of January 1, 2018	$ (1,502,377,342)	$ 356,544,447	$ 43,730,591	$ 1,002,130		$ 44,633,012	$ (196,520,194)		$ (1,503,342,449)	$ 965,107